Short-Term Investments - Summary of Short Term Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short Term Investment [Line Items]
Variable-rate financial instruments	¥ 0	$ 0	¥ 300,240
Variable-rate financial instruments [Member]
Short Term Investment [Line Items]
Variable-rate financial instruments	¥ 0		¥ 300,240